Financial Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Financial Assets and Liabilities
Schedule of financial assets and liabilities

	At December 31, 2020
			Financial
	Book value		assets/liabilities
	on the	Financial	carried at	Liabilities
	statement	assets carried	fair value	carried at
	of financial	at amortized	through	amortized
(in thousands of euros)	position	cost	profit or loss	cost	Fair value
Financial assets
Long‑term deposit accounts	1,698	1,698	—	—	1,698
Long-term security deposits	8	8	—	—	8
Accrued income	2,000	2,000	—	—	2,000
Short-term deposit accounts	7,336	7,336	—	—	7,336
Trade receivables	48	48	—	—	48
Other receivables	1,849	1,849	—	—	1,849
Foreign currency forwards	1,791	—	1,791	—	1,791
Cash and cash equivalents	105,687	105,687	—	—	105,687
Total assets	120,417	118,626	1,791	—	120,417
Financial liabilities
Long‑term debt	10,037	—	—	10,037	10,037
Short‑term debt	18	—	—	18	18
Trade payables	6,923	—	—	6,923	6,923
Other miscellaneous payables	3,198	—	—	3,198	3,198
Total liabilities	20,177	—	—	20,177	20,177

	At December 31, 2021
			Financial
	Book value		assets/liabilities
	on the	Financial	carried at	Liabilities
	statement	assets carried	fair value	carried at
	of financial	at amortized	through	amortized
(in thousands of euros)	position	cost	profit or loss	cost	Fair value
Financial assets
Long-term deposit accounts	1,745	1,745	—	—	1,745
Long-term security deposits	8	8	—	—	8
Advances to suppliers – non-current	689	689	—	—	689
Accrued income	92	92	—	—	92
Short-term deposit accounts	8,829	—	8,829	—	8,829
Trade receivables	4,000	4,000	—	—	4,000
Other receivables	1,055	1,055	—	—	1,055
Cash and cash equivalents	86,553	86,553	—	—	86,553
Total assets	102,972	94,143	8,829	—	102,972
Financial liabilities
Long-term debt	8,837	—	—	8,837	8,837
Short-term debt	1,282	—	—	1,282	1,282
Trade payables	14,602	—	—	14,602	14,602
Other miscellaneous payables	2,979	—	—	2,979	2,979
Total liabilities	27,701	—	—	27,701	27,701

	At December 31, 2022
			Financial
	Book value		assets/liabilities
	on the	Financial	carried at	Liabilities
	statement	assets carried	fair value	carried at
	of financial	at amortized	through	amortized
(in thousands of euros)	position	cost	profit or loss	cost	Fair value
Financial assets
Long-term accrued income	65	65	—	—	65
Long‑term deposit accounts	700	700	—	—	700
Long-term security deposits	8	8	—	—	8
Advance payment	895	895	—	—	895
Current accrued income	117	117	—	—	117
Short‑term deposit accounts	1,048	1,048	—	—	1,048
Trade receivables	0	0	—	—	0
Cash and cash equivalents	86,736	86,736	—	—	86,736
Other receivables	444	444	—	—	444
Total assets	90,014	90,014	—	—	90,014
Financial liabilities
Long‑term debt	28,663	—	—	28,663	28,663
Derivative instruments	9,876	—	9,876	—	9,876
Short‑term debt	5,851	—	—	5,851	5,851
Trade payables	19,359	—	—	19,359	19,359
Long-term contract liabilities	55	—	—	55	55
Short-term contract liabilities	6	—	—	6	6
Other miscellaneous payables	12	—	—	12	12
Total liabilities	63,821	—	9,876	53,945	63,821